Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Oct. 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS AND PROSPECTUSXtrackers Eurozone Equity ETF (EURZ)The fund is classified as “diversified.” All references to the fund being non-diversified are hereby deleted.The following replaces the existing similar disclosure contained under the “MAIN RISKS” heading in the fund’s summary prospectus and the summary section of the fund's prospectus:Non-diversification risk. At any given time, due to the composition of the Underlying Index, the fund may be classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.The following replaces the existing similar disclosure contained under the “MAIN RISKS” heading in the “FUND DETAILS”section of the fund’s prospectus:Non-diversification risk. At any given time, due to the composition of the Underlying Index, the fund may be classified as “non-diversified” and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the fund may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. This may increase the fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the fund’s performance.Please Retain This Supplement for Future Reference
Xtrackers Eurozone Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS AND PROSPECTUSXtrackers Eurozone Equity ETF (EURZ)The fund is classified as “diversified.” All references to the fund being non-diversified are hereby deleted.The following replaces the existing similar disclosure contained under the “MAIN RISKS” heading in the fund’s summary prospectus and the summary section of the fund's prospectus:Non-diversification risk. At any given time, due to the composition of the Underlying Index, the fund may be classified as “non-diversified” under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.The following replaces the existing similar disclosure contained under the “MAIN RISKS” heading in the “FUND DETAILS”section of the fund’s prospectus:Non-diversification risk. At any given time, due to the composition of the Underlying Index, the fund may be classified as “non-diversified” and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the fund may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. This may increase the fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the fund’s performance.Please Retain This Supplement for Future Reference